Cover	Aug. 14, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 14, 2024
Entity Registrant Name	Velo3D, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39757
Entity Tax Identification Number	98-1556965
Entity Address, Address Line One	2710 Lakeview Court,
Entity Address, City or Town	Fremont,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	408
Local Phone Number	610-3915
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001825079
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.00001 per share
Trading Symbol	VLD
Security Exchange Name	NYSE
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of common stock, each at an exercise price of $402.50 per share
Trading Symbol	VLD WS
Security Exchange Name	NYSE